INCOME TAXES (Details - Income Tax Expense) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred:
Federal	$ (226,145)	$ (223,346)
State	(52,229)	(51,582)
Change in valuation allowance	278,374	274,929
Income tax expense (benefit)	$ 0	$ 0